Related Party Transactions - Advisory Services Agreement & Professional Services from Wexford (Details) (Wexford, USD $)	0 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Oct. 11, 2012	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction
Amount owed to related party			$ 0					$ 0	$ 113,000
Advisory Services Agreement [Member]
Related Party Transaction
Advisory Services Agreement, Annual Fee	500,000
Term of advisory services agreement	2 years
Agreement termination, written notice period	30 days
Related party incurred costs		125,000	125,000	125,000	125,000	250,000	250,000	500,000	191,000	0
Amount owed to related party		0				0		0
Professional Services [Member]
Related Party Transaction
Related party incurred costs									$ 119,000